Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales	$ 1,139.5	$ 1,057.3	$ 1,025.3	$ 1,066.8	$ 1,193.5	$ 1,117.9	$ 1,117.5	$ 1,158.9	$ 4,288.9	$ 4,587.8	$ 4,852.6
SIF
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales											59.5
Operating Segments | Meal Preparation
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									2,680.7	2,871.6	3,095.9
Operating Segments | Meal Preparation | Center store grocery
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									1,763.1	1,871.9	1,980.0
Operating Segments | Meal Preparation | Main course
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									917.6	999.7	1,115.9
Operating Segments | Snacking & Beverages
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									1,608.2	1,716.2	1,751.9
Operating Segments | Snacking & Beverages | Sweet & savory snacks
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									1,220.1	1,306.3	1,324.3
Operating Segments | Snacking & Beverages | Beverages & drink mixes
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									388.1	409.9	427.6
Segment Reconciling Items
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net sales									$ 0.0	$ 0.0	$ 4.8